LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Summary of supplemental information related to operating leases

	Year ended		Year ended
	December 31, 2020		December 31, 2021
Operating lease ROU assets	105,674		80,752
Operating lease liabilities	81,854		72,101
Operating leases - Weighted average remaining lease term	1.47	years	2.47	years
Operating leases - Weighted average discount rate	3.3%		3.4%

Summary of least cost

	Year ended	Year ended
	December 31, 2020	December 31, 2021
Operating lease cost	244,855	99,036
Short-term lease cost	808	4,220
Total	245,663	103,256
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	218,878	81,695
Non-cash ROU assets in exchange for new lease liabilities:
Operating leases	63,749	103,217

Summary of maturity of operating lease liabilities

	As of December 31,	As of December 31,
	2020	2021
	RMB	RMB
2021	62,414	—
2022	20,947	31,854
2023	872	21,800
2024	—	18,718
2025	—	2,776
2026 and thereafter	—	—
Subtotal	84,233	75,148
Less: imputed interest	2,379	3,047
Present value of operating lease liabilities	81,854	72,101